GOODWILL AND INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Mar. 31, 2017 USD ($) grade item	Mar. 31, 2017 CNY (¥) grade item	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Change in the carrying amount of goodwill
Balance at beginning of the year		¥ 31,011,902	¥ 31,011,902
Balance at end of the year	$ 4,725,125	32,523,983	31,011,902	¥ 31,011,902
Intangible assets
Gross carrying amount		13,900,058	1,722,700
Accumulated amortization/deduction		(2,573,545)	(971,805)
Net carrying amount		11,326,513	750,895
Amortization expenses		1,601,740	192,874	¥ 192,873
Estimated amortization expense
2018		2,628,345
2019		2,593,120
2020		2,543,805
2021		2,534,639
2022		1,026,604
Customer relationships
Intangible assets
Gross carrying amount		1,300,000	1,300,000
Accumulated amortization/deduction		(875,832)	(767,500)
Net carrying amount		¥ 424,168	¥ 532,500
Weighted Average Amortization Period	12 years	12 years	12 years
Training platform
Intangible assets
Gross carrying amount		¥ 422,700	¥ 422,700
Accumulated amortization/deduction		(288,845)	(204,305)
Net carrying amount		¥ 133,855	¥ 218,395
Weighted Average Amortization Period	5 years	5 years	5 years
Royalty arrangement
Intangible assets
Gross carrying amount		¥ 8,000,000
Accumulated amortization/deduction		(1,200,000)
Net carrying amount		¥ 6,800,000
Weighted Average Amortization Period	5 years	5 years
Term of exclusive right to launch the online education services for banks registered under and supervised by CBA	5 years	5 years
Education assessment test caseware
Intangible assets
Gross carrying amount		¥ 4,177,358
Accumulated amortization/deduction		(208,868)
Net carrying amount		¥ 3,968,490
Weighted Average Amortization Period	5 years	5 years
Number of subjects included | item	3	3
Number of grades of junior and senior high school included | grade	6	6
Puhua Technology
Change in the carrying amount of goodwill
Acquisition of Puhua Technology (Note 21)		¥ 1,512,081